Audit and Other Services - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Audit Fees And Non Audit Fees [Line Items]
Audit fees payable for statutory audit	£ 14,500,000	£ 12,500,000	£ 12,100,000
Non-audit fees - Audit fees per US Securities and Exchange Commission guidance	300,000	200,000	400,000
Non-audit fees - Audit related fees per US Securities and Exchange Commission guidance	1,000,000	700,000	700,000
Non-audit fees - All other fees per US Securities and Exchange Commission guidance	12,550	0	0
Incremental work, audit of Banco Santander
Disclosure Of Audit Fees And Non Audit Fees [Line Items]
Audit fees payable for statutory audit	1,600,000	1,600,000	1,400,000
Corporate and other borrowers
Disclosure Of Audit Fees And Non Audit Fees [Line Items]
Audit fees payable for statutory audit	£ 0	£ 0	£ 27,000